CONDENSED CONSOLIDATED INTERIM STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Number of ordinary shares [Member]		Accumulated other comprehensive income [Member]	Other reserve [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2018		[1]	$ 41	$ 13,019	$ 49,173	$ (52,117)	$ 10,116
BALANCE, shares at Dec. 31, 2018	11,459,780
CHANGES DURING MONTHS ENDED JUNE 30:
Net loss for the period						(4,361)	(4,361)
Exercise of options to ordinary shares		[1]		(143)	169		26
Exercise of options to ordinary shares, shares	439,379
Share-based compensation				687			687
BALANCE at Jun. 30, 2019		[1]	41	13,563	49,342	(56,478)	6,468
BALANCE, shares at Jun. 30, 2019	11,899,159
BALANCE at Mar. 31, 2019		[1]	41	13,560	49,173	(55,112)	7,662
BALANCE, shares at Mar. 31, 2019	11,459,780
CHANGES DURING MONTHS ENDED JUNE 30:
Net loss for the period						(1,366)	(1,366)
Exercise of options to ordinary shares		[1]		(143)	169		26
Exercise of options to ordinary shares, shares	439,379
Share-based compensation				146			146
BALANCE at Jun. 30, 2019		[1]	41	13,563	49,342	(56,478)	6,468
BALANCE, shares at Jun. 30, 2019	11,899,159
BALANCE at Dec. 31, 2019		[1]	41	11,398	63,392	(62,912)	$ 11,919
BALANCE, shares at Dec. 31, 2019	17,864,684						17,864,684
CHANGES DURING MONTHS ENDED JUNE 30:
Net loss for the period						(6,108)	$ (6,108)
Exercise of options to ordinary shares		[1]		(35)	103		68
Exercise of options to ordinary shares, shares	31,954
Issuance of shares and warrant due to a private placement, net of issuance costs		[1]			573		573
Issuance of shares and warrant due to a private placement, net of issuance costs, shares	337,553
Expiration of options and warrants		[1]		(1,672)	1,672
Share-based compensation				777			777
BALANCE at Jun. 30, 2020		[1]	41	10,468	65,740	(69,020)	$ 7,229
BALANCE, shares at Jun. 30, 2020	18,234,191						18,234,191
BALANCE at Mar. 31, 2020		[1]	41	11,598	64,206	(65,830)	$ 10,015
BALANCE, shares at Mar. 31, 2020	18,234,191
CHANGES DURING MONTHS ENDED JUNE 30:
Net loss for the period						(3,190)	(3,190)
Expiration of warrants				(1,534)	1,534
Share-based compensation				404			404
BALANCE at Jun. 30, 2020		[1]	$ 41	$ 10,468	$ 65,740	$ (69,020)	$ 7,229
BALANCE, shares at Jun. 30, 2020	18,234,191						18,234,191

[1]	Represents an amount less than one thousand US dollars.